                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 2001.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /


CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                             415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and the State of California on the 13th day of February, 2002.


                                     CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                                  /s/ Paul W. Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
-----------------------  -------------    -----------------------  -------------
1.                                        6.
-----------------------  -------------    -----------------------  -------------
2.                                        7.
-----------------------  -------------    -----------------------  -------------
3.                                        8.
-----------------------  -------------    -----------------------  -------------
4.                                        9.
-----------------------  -------------    -----------------------  -------------
5.                                        10.
-----------------------  -------------    -----------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software only)

Conifer Securities, LLC
FORM 13F
CIMCO
31-Dec-01

                                                                                    Voting Authority
                                                                                    -----------------
                   Title                  Value     Shares/  Sh/  Put/  Invstmt     Other
Name of Issuer     of class    CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn     Managers     Sole        Shared      None


ACTIVISION INC     COM        004930202       390     14998  SH         Defined                                14998
ADELPHIA COMMUNI
  CATIONS          COM        006848105      6478    207747  SH         Defined                               207747
AETNA INC.         COM        008117103      2545     77156  SH         Defined                                77156
AGERE SYS INC
 CL A              COM        00845V100      1313    230735  SH         Defined                               230735
ALLEGHENY ENERGY
 INC               COM        017361106      2016     55656  SH         Defined                                55656
ALLMERICA FINAN
 CIAL CORP         COM        019754100      4714    105817  SH         Defined                               105817
ALPHA INDUSTRIES
 INC               COM        020753109      1090     50000  SH         Defined                                50000
AMERICA ONLINE
 INC               COM        02364J104      4012    125000  SH         Defined                               125000
AMERICAN WATER
 WORKS INC         COM        030411102      1475     35332  SH         Defined                                35332
AQUILA INC CL A    COM        03840J106       693     40500  SH         Defined                                40500
AT&T CORP
 WIRELESS GROUP    COM        001957406      4732    329311  SH         Defined                               329311
BAXTER INTL INC
 CONTINGENT PAY    COM        071813109         0     25000  SH         Defined                                25000
BAY VIEW CAPITAL
 CORP              COM        07262L101      2320    316528  SH         Defined                               316528
BELLSOUTH CORP     COM        079860102      1324     34717  SH         Defined                                34717
BRISTOL-MYERS
 SQUIBB            COM        110122108      3621     71000  SH         Defined                                71000
BURLINGTON
 RESOURCES INC.    COM        122014103      1158     30858  SH         Defined                                30858
C R BARD INC       COM        067383109      4386     68000  SH         Defined                                68000
CABLEVISION
 SYSTEMS INC       COM        12686C109      5595    118292  SH         Defined                               118292
CHARTER COMMUNI-
 CATIONS           COM        16117M107      3834    233344  SH         Defined                               233344
CHORDIANT
 SOFTWARE INC.     COM                        718     90800  SH         Defined                                90800
CINTAS CORP        COM        172908105      1254     26123  SH         Defined                                26123
COMMUNITY SVGS
 BANKSHS           COM        204037105       475     25000  SH         Defined                                25000
CONAGRA,INC.       COM        205887102      2971    125000  SH         Defined                               125000
CONECTIV           COM        206829103       980     40000  SH         Defined                                40000
CONOCO INC CL A    COM        208251306       990     35000  SH         Defined                                35000
CONSTELLATION
 ENERGY GROUP      COM        210371100       858     32318  SH         Defined                                32318
COOPER INDUSTRIES
 INC               COM        216669101       524     15000  SH         Defined                                15000
COR THERAPEUTICS
 INC               COM        217753102      1555     65000  SH         Defined                                65000
CORNELL
 CORRECTIONS       COM        219141108      2399    135894  SH         Defined                               135894
COX COMM. INC NEW
 INCOME PRIDE      COM        224044305      3611     65450  SH         Defined                                65450
D R HORTON INC.    COM        23331A109       633     19500  SH         Defined                                19500
DAL-TILE INTERNA-
 TIONAL INC        COM        23426R108       581     25000  SH         Defined                                25000
DANAHER CORP       COM        235851102       909     15080  SH         Defined                                15080
DIME SAVINGS       COM        25429Q102      3103     86000  SH         Defined                                86000
DOMINION
 RESOURCES         COM        25746U109      2704     45000  SH         Defined                                45000
DYNEGY INC         COM                       2040     80000  SH         Defined                                80000
EL PASO
 CORPORATION       COM        28336L109      5572    124903  SH         Defined                               124903
EMCOR GROUP INC.   COM        29084Q100      5221    115000  SH         Defined                               115000
ENERGY EAST CORP   COM        29266M109       216     11375  SH         Defined                                11375
ENSCO
 INTERNATIONAL
 INC.              COM        26874Q100       906     36439  SH         Defined                                36439

                                                                                    Voting Authority
                                                                                    -----------------
                   Title                  Value     Shares/  Sh/  Put/  Invstmt     Other
Name of Issuer     of class    CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn     Managers     Sole        Shared      None


EQUITABLE
 RESOURCES INC     COM        294549100      1549     45458  SH         Defined                                45458
EQUITY SECS TR
 6.5$ PFD          COM        29477R103       222      5000  SH         Defined                                 5000
FIDELITY NATIONAL
 FINANCIAL         COM        316326107      1017     41000  SH         Defined                                41000
FMC CORP           COM        302491303      3709     62651  SH         Defined                                62651
GENERAL MOTORS
 CLASS H           COM        370442832      1365     88327  SH         Defined                                88327
GLOBALSANTAFE
 CORP.             COM        G3930E101       856     30000  SH         Defined                                30000
HEALTHSOUTH CORP   COM        421924101      2878    194200  SH         Defined                               194200
HOTJOBS.COM INC.   COM                       1039    100000  SH         Defined                               100000
ICN PHARMACEUTI-
 CALS INC NEW      COM        448924100      8540    254913  SH         Defined                               254913
IMMUNEX CORP NEW   COM        452528102      1108     40000  SH         Defined                                40000
INVERNESS MED
 INNOVATION        COM        46126P106       219     12122  SH         Defined                                12122
KANA SOFTWARE INC. COM        483600300      1265     65000  SH         Defined                                65000
KEYSPAN ENERGY     COM        49337W100      2673     77142  SH         Defined                                77142
KINDER MORGAN INC  COM        49455p101       689     12376  SH         Defined                                12376
KLA INSTRUMENTS    COM        482480100       991     20000  SH         Defined                                20000
KOHLS CORP         COM        500255104      1780     25276  SH         Defined                                25276
LANTRONIX INC      COM        516548104      1536    243003  SH         Defined                               243003
LIBERTY MEDIA
 CORP 'A'          COM        530718105      3500    250000  SH         Defined                               250000
MASTEC INC         COM        576323109       357     51430  SH         Defined                                51430
MCGRAW HILL
 COMPANIES INC     COM        580645109      7710    126435  SH         Defined                               126435
MDU RESOURCES      COM        552690109       580     20590  SH         Defined                                20590
MID AMER BANCORP   COM        595915109       993     30000  SH         Defined                                30000
MIRANT             COM        604675108      5607    350000  SH         Defined                               350000
MITCHELL ENERGY
 & DEV CL A        COM        606592202      2203     41336  SH         Defined                                41336
MOLEX INC          COM        608554101       619     20000  SH         Defined                                20000
NABORS INDUSTRIES  COM        629568106      1236     36002  SH         Defined                                36002
NATIONAL OILWELL   COM        637071101      1035     50200  SH         Defined                                50200
NEXTWAVE TELECOM   COM        65332M103      1200    150000  SH         Defined                               150000
NIAGARA MOHAWK
 HLDGS INC         COM        635520106      1824    102866  SH         Defined                               102866
NOVELLUS SYSTEMS
 INC.              COM        670008101       789     20000  SH         Defined                                20000
NRG ENERGY INC.    COM        629377102      1689    109000  SH         Defined                               109000
ORION POWER
 HOLDINGS INC.     COM        686286105      1333     51077  SH         Defined                                51077
PEOPLES ENERGY
 CORP              COM        711030106      2146     56570  SH         Defined                                56570
PETROLEUM GEO
 SVCS              COM        716597109       239     30000  SH         Defined                                30000
PETROQUEST ENERGY
 INC               COM        716748108       572    107500  SH         Defined                               107500
PIONEER NATIONAL
 RESOURCES         COM        723787107       991     51447  SH         Defined                                51447
PPL MANDATORY
 PREFERRED 5/18/02 COM        69352F204      1415     71990  SH         Defined                                71990
PRI AUTOMATION
 INC               COM        69357H106      1624     79400  SH         Defined                                79400
QUANTA SERVICES
 INC               COM        7.4762E+106    3221    208733  SH         Defined                               208733
QWEST COMMUNI-
 CATION INTERNA-
 TIOL              COM        749121109      1091     77200  SH         Defined                                77200
RGS ENERGY GROUP
 INC               COM        74956K104      2327     61893  SH         Defined                                61893
RIGHTCHOICE
 MANAGED CARE INC. COM        76657T102      2800     40000  SH         Defined                                40000
ROWAN COMPANIES
 INC.              COM        779382100       484     25000  SH         Defined                                25000
ROYAL CARIBBEAN
 CRUISES LTD       COM        V7780T103       810     50000  SH         Defined                                50000
SAGE INC.          COM        786632109      2565     69200  SH         Defined                                69200
SBC COMMUNICA-
 TIONS INC.        COM        78387G103      1511     38578  SH         Defined                                38578
SCHULER HOMES INC  COM        808188106       794     40000  SH         Defined                                40000
SECURITY CAP GRP
 INC CL B          COM        81413P204       761     30000  SH         Defined                                30000
SHAW GROUP INC     COM        820280105      1880     80000  SH         Defined                                80000
SILICON LABORA-
 TORIES INC        COM        826919102      1118     33164  SH         Defined                                33164
SIMPLE TECHNOLOGY
 INC               COM        828820100       450    152413  SH         Defined                               152413

                                                                                    Voting Authority
                                                                                    -----------------
                   Title                  Value     Shares/  Sh/  Put/  Invstmt     Other
Name of Issuer     of class    CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn     Managers     Sole        Shared      None


SOFTWARE AG
 SYSTEMS ESCROW
 SHARES            COM                          0    102852  SH         Defined                               102852
SOLECTRAN CORP     COM        834182107      3384    300000  SH         Defined                               300000
SOLUTIA INC        COM        834376105      1082     77185  SH         Defined                                77185
SPRINT INC.        COM        852061100      4604    229300  SH         Defined                               229300
STONE ENERGY CORP  COM        861642106      1219     30860  SH         Defined                                30860
STORAGE USA INC.   COM        861907103       842     20000  SH         Defined                                20000
TECO ENERGY INC    COM        872375100      1080     41166  SH         Defined                                41166
TERAYON COMM
 SYSTEMS           COM        880775101       935    113000  SH         Defined                               113000
TYCO INT'L LTD     COM        902124106      1325     22500  SH         Defined                                22500
ULTRAMAR DIAMOND
 SHAMROCK CORP     COM        904000106      2749     54000  SH         Defined                                54000
UNIT CORP          COM        909218109      1118     86700  SH         Defined                                86700
UNITED MICRO-
 ELECTRONICS       COM        910873207       384     40000  SH         Defined                                40000
UTILICOM INC       COM                       1144    113742  SH         Defined                               113742
UTILICORP UTD      COM        918005109      2766    109879  SH         Defined                               109879
VALERO ENERGY
 CORP              COM        91913Y100       469     12297  SH         Defined                                12297
VERITAS DGC INC    COM        92343P107       390     21100  SH         Defined                                21100
VIDAMED INC.       COM        926530106       782    100000  SH         Defined                               100000
WESTCOAST ENERGY
 INC               COM        95751D102      1314     49650  SH         Defined                                49650
WILLAMETTE         COM        969133107      2606     50000  SH         Defined                                50000
WILLBROS GROUP     COM        969199108      4294    268351  SH         Defined                               268351
WILLIAMS CO.'S     COM        969457100       839     32880  SH         Defined                                32880
WORLDCOM INC       COM        98157D106      1448    102874  SH         Defined                               102874
REPORT SUMMARY     113        DATA RECORDS           213601   0                     OTHER
                                                                                    MANAGERS
                                                                                    ON WHOSE
                                                                                    BEHALF
                                                                                    REPORT IS
                                                                                    FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.